Offerings - Offering: 1	Feb. 12, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Common stock, Par value $0.001
Amount Registered | shares	985,675
Proposed Maximum Offering Price per Unit	14.64
Maximum Aggregate Offering Price	$ 14,430,282.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 1,992.82
Offering Note	(1) Consists of 985,675 shares of our common stock issued to the selling stockholders. Pursuant to Rule 416 under the Securities Act of 1933, as amended, the shares of common stock being registered hereunder include such indeterminate number of shares of common stock as may be issuable with respect to the shares of common stock being registered hereunder as a result of stock splits, stock dividends or similar transactions. (2) Estimated solely for the purpose of calculating the amount of the registration fee pursuant to Rule 457(c) of the Securities Act, on the basis of the average of the high and low prices for a share of the registrant's common stock as reported on the Nasdaq Global Market on February 6, 2026, which date is a date within five business days prior to the filing of this registration statement.